Earnings Per Share - Additional Information (Detail) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [line items]
Anti-dilutive instruments	3,972,596	3,366,296		3,309,539
Basic / Diluted earnings per share (€/share)	€ (4.15)	€ (5.74)	[1]	€ (5.97)	[1]
Common Shares [member]
Earnings per share [line items]
Weighted average number of shares outstanding	38,944,899
Basic / Diluted earnings per share (€/share)	€ 3.94

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.